Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2022
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Detailed Information for the Defined Benefit Plans
The following tables provide detailed information for the defined benefit plans.
The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2022 and 2021 were determined as follows:

	At March 31,
	2022	2021

	(In millions)
Present value of unfunded obligations	¥(32,948)	¥(32,872)
Present value of funded obligations	(1,083,182)	(1,114,185)
Fair value of plan assets	1,642,554	1,627,110

Net retirement benefit assets (liabilities) before the asset ceiling	¥526,424	¥480,053

Effect of the asset ceiling	17,928	—

Net retirement benefit assets (liabilities)	¥508,496	¥480,053

Of which retirement benefit liabilities included in “Other liabilities”	¥(44,622)	¥(38,881)
Of which retirement benefit assets included in “Other assets”	¥553,118	¥518,934

Movements in Defined Benefit Obligation
The movements in the defined benefit obligations for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)
At beginning of period	¥1,147,057	¥1,188,097
Current service cost	30,658	32,099
Interest cost	7,077	6,352
Actuarial losses (gains)—demographic assumptions	(689)	1,510
Actuarial losses (gains)—financial assumptions	(30,384)	(6,348)
Actuarial losses (gains)—experience	10,780	2,630
Benefits paid	(42,272)	(41,933)
Lump-sum payments	(15,099)	(12,463)
Past service cost (1)	7,175	(28,023)
Acquisition of subsidiaries and businesses	—	46
Others	1,827	5,090

At end of period	¥1,116,130	¥1,147,057

(1)
During the fiscal year ended March 31, 2021, SMBC made an amendment to its terms of defined benefit pension plans. Primarily as a result of the amendment, the defined benefit obligation decreased by ¥28,023 million and a corresponding past service cost was recognized as profit for the fiscal year ended March 31, 2021.

Movements in Fair Value of the Plan Assets
The movements in the fair value of plan assets for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)
At beginning of period	¥1,627,110	¥1,318,073
Interest income	9,920	7,767
Return on plan assets excluding interest income	30,716	325,474
Contributions by employer	12,718	11,752
Benefits paid	(42,272)	(41,933)
Others	4,362	5,977

At end of period	¥1,642,554	¥1,627,110

Effect of the Asset Ceiling
The movements in the effect of the asset ceiling for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)

At beginning of period	¥—	¥—
Change in the asset ceiling	17,928	—

At end of period	¥17,928	¥—

Amounts Recognized in Consolidated Income Statement
The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Current service cost	¥30,658	¥32,099	¥37,775
Net interest cost	(2,843)	(1,415)	(1,254)
Past service cost	7,175	(28,023)	—

Total	¥34,990	¥2,661	¥36,521

Plan Assets
The plan assets at March 31, 2022 and 2021 were composed as follows:

	At March 31,
	2022			2021
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total

	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥223,856	¥134,300	¥358,156	¥248,064	¥157,910	¥405,974
Debt instruments	10,790	212,974	223,764	14,552	218,610	233,162
General account of life insurance companies	222	41,075	41,297	117	40,216	40,333
Other investments and short-term assets	38,051	402,958	441,009	48,178	295,104	343,282
Plan assets retained in the retirement benefit trusts:
Equity instruments	488,762	2,357	491,119	530,485	2,211	532,696
Other short-term assets	78,318	8,891	87,209	63,324	8,339	71,663

Total	¥839,999	¥802,555	¥1,642,554	¥904,720	¥722,390	¥1,627,110

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2022, 2021 and 2020 were as follows:

	At March 31,
	2022	2021	2020
Discount rates	0.8%	0.6%	0.5%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations
The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2022 and 2021 were as follows:

	At March 31,
	2022	2021
	Increase/(decrease)	Increase/(decrease)

	(In millions)
Discount rates:
Increase by 50 bps	¥(61,869)	¥(65,357)
Decrease by 50 bps	69,733	73,727
Average life expectancy at age 60:
Increase of one year	¥34,064	¥35,200

Weighted Average Durations of Defined Benefit Plans
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	At March 31,
	2022	2021	2020

	(Years)
Lump-sum severance indemnity plans	12.7	12.9	10.5
Defined benefit pension plans	18.4	18.5	17.5